Organization and Description of Business	9 Months Ended
Sep. 30, 2014
Organization and Description of Business
Organization and Description of Business

1.Organization and Description of Business

Organization

Jones Energy, Inc. (the “Company”) was formed in March 2013 as a Delaware corporation to become a publicly-traded entity and the holding company of Jones Energy Holdings, LLC (“JEH”). As the sole managing member of JEH, Jones Energy, Inc. is responsible for all operational, management and administrative decisions relating to JEH’s business and consolidates the financial results of JEH and its subsidiaries.

JEH was formed as a Delaware limited liability company on December 16, 2009 through investments made by the Jones family and through private equity funds managed by Metalmark Capital and Wells Fargo Energy Capital. JEH acts as a holding company of operating subsidiaries that own and operate assets that are used in the exploration, development, production and acquisition of oil and natural gas properties.

Pursuant to the terms of a corporate reorganization that was completed in connection with the closing of Jones Energy, Inc.’s initial public offering (“IPO”) on July 29, 2013, the pre-IPO owners of JEH converted their existing membership interests in JEH into JEH units and amended the existing LLC agreement to, among other things, modify its equity capital to consist solely of JEH units and to admit Jones Energy, Inc. as the sole managing member of JEH. Jones Energy, Inc.’s certificate of incorporation authorizes two classes of common stock, Class A common stock and Class B common stock. Only Class A common stock was offered to investors pursuant to the IPO. The Class B common stock is held by the pre-IPO owners of JEH and can be exchanged (together with a corresponding number of JEH units) for shares of Class A common stock on a one-for-one basis, subject to customary conversion rate adjustments for stock splits, stock dividends and reclassifications and other similar transactions. The Class B common stock has no economic rights but entitles its holder to one vote on all matters to be voted on by the Company’s stockholders generally. As a result of the IPO, the pre-IPO owners retained 74.7% of the total economic interest in JEH, but with no voting rights or management power over JEH, resulting in the Company reporting this ownership interest as a non-controlling interest.

Description of Business

The Company is engaged in the acquisition, exploration, and production of oil and natural gas properties in the mid-continent United States. The Company’s assets are located within two distinct basins in the Texas Panhandle and Oklahoma, the Anadarko Basin and the Arkoma Basin, and are owned by JEH and its operating subsidiaries. The Company operates in one industry segment and all of its operations are conducted in one geographic area of the United States. The Company is headquartered in Austin, Texas.

Revision of Previously Issued Financial Statements

In conjunction with our year-end audit and the preparation of our annual Form 10-K, we identified an error in our previously issued financial statements which would have been material to our fourth quarter of 2013 if recorded as an out of period adjustment in such period. We recorded the adjustments on a quarterly basis in prior periods and therefore, revised our Consolidated Statement of Operations for the three and nine months ended September 30, 2013 to record $0.3 million and $0.7 million, respectively, of additional interest expense on obligations that are unrelated to our credit agreements discussed in Note 6 “Long-Term Debt”.